CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 57,768,053	$ 7,914,191	¥ 59,794,469
Restricted cash	68,426,368	9,374,374	61,985,436
Receivables from online payment platforms	3,679,309	504,063	3,914,117
Short-term investments	273,791,856	37,509,330	157,415,365
Amounts due from related parties	7,569,180	1,036,973	7,428,070
Prepayments and other current assets	4,413,466	604,643	4,213,015
Total current assets	415,648,232	56,943,574	294,750,472
Non-current assets
Property, equipment and software, net	879,327	120,467	979,597
Intangible assets	19,170	2,626	21,148
Right-of-use assets	5,064,351	693,813	4,104,889
Deferred tax assets	15,998	2,192	270,738
Other non-current assets	83,407,238	11,426,745	47,951,276
Total non-current assets	89,386,084	12,245,843	53,327,648
Total Assets	505,034,316	69,189,417	348,078,120
Current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB94,196,915 and RMB99,001,888 (US$13,563,203) as of December 31, 2023 and 2024, respectively)
Amounts due to related parties	801,859	109,854	1,238,776
Customer advances and deferred revenues	2,947,041	403,743	2,144,610
Payable to merchants	91,655,947	12,556,813	74,997,252
Accrued expenses and other liabilities	69,141,831	9,472,391	55,351,399
Merchant deposits	16,460,600	2,255,093	16,878,746
Convertible bonds, current portion	5,309,597	727,412	648,570
Lease liabilities	2,105,978	288,518	1,641,548
Total current liabilities	188,422,853	25,813,824	152,900,901
Non-current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB239,982 and RMB443,132 (US$60,709) as of December 31, 2023 and 2024, respectively)
Convertible bonds			5,231,523
Lease liabilities	3,191,565	437,243	2,644,260
Deferred tax liabilities	106,774	14,628	59,829
Total non-current liabilities	3,298,339	451,871	7,935,612
Total liabilities	191,721,192	26,265,695	160,836,513
Commitments and contingencies
Shareholders' equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 5,503,491,148 and 5,568,585,848 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	180	25	177
Additional paid-in capital	117,829,308	16,142,549	107,293,091
Statutory reserves	237,680	32,562	105,982
Accumulated other comprehensive income	7,824,545	1,071,958	4,723,760
Retained earnings	187,421,411	25,676,628	75,118,597
Total shareholders' equity	313,313,124	42,923,722	187,241,607
Total liabilities and shareholders' equity	¥ 505,034,316	$ 69,189,417	¥ 348,078,120